Long-term debt - Changes in consolidated long-term debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Long-term debt
Initial debt balance		$ 4,996,622	$ 4,510,388	$ 4,543,609
Increase in debt		4,000,000	3,500,000
Long term debt repayment	$ (138,664)	(2,700,000)	(13,967)	(42,592)
Amortization of debt securities			(3,000,000)
Payment of commissions and other expenses	$ (723)	(14,076)	(12,859)
Amortization of expenses		1,790	12,595	2,851
Exchange rate fluctuation			465	6,520
Ending balance of debt		$ 8,984,336	$ 4,996,622	$ 4,510,388